Turnover	12 Months Ended
Jun. 30, 2024
Turnover
Turnover
2	Turnover

	2024	2023	2022
for the year ended 30 June	Rm	Rm	Rm
Revenue by major product line
Energy business	124 824	128 850	105 998
Coal[1]	3 874	6 386	6 370
Liquid fuels[2]	113 037	115 311	93 044
Gas (methane rich and natural gas) and condensate[3]	7 913	7 153	6 584
Chemicals business	146 937	159 520	160 407
Advanced materials[6]	9 853	9 699	7 249
Base chemicals[6]	46 531	50 663	51 223
Essential care[6]	54 717	63 468	62 989
Performance solutions[6]	35 836	35 690	38 946
Other (Technology, refinery services)[4]	1 270	1 626	2 550
Revenue from contracts with customers	273 031	289 996	268 955
Revenue from other contracts[5]	2 080	(300)	3 791
Total external turnover	275 111	289 696	272 746
1	Derived from Mining segment.
2	Derived from Fuels segment.
3	Derived primarily from Gas segment.
4	Relates primarily to the Gas and Fuels segments.
5

Relates to the Fuels segment and includes franchise rentals, use of fuel tanks, fuel storage and Sasol Oil slate. The 2023 negative slate revenue was due to a reduction in the slate balance of R1,2 billion as a result of an over recovery in the basic fuel price (BFP) charged to customers for the period 1 July 2022 to 30 June 2023.

6	Chemicals business analysis:

Accounting policies:

Revenue from contracts with customers is recognised when the control of goods or services has transferred to the customer through the satisfaction of a performance obligation. Group performance obligations are satisfied at a point in time and over time, however the Group mainly satisfies its performance obligations at a point in time. For further information on revenue recognition, refer to Segment information on pages 9 to 11.

2	Turnover continued

Revenue recognised reflects the consideration that the Group expects to be entitled to for each distinct performance obligation after deducting indirect taxes, rebates and trade discounts and consists primarily of the sale of fuels, oil, natural gas and chemical products, services rendered, license fees and royalties. The Group allocates revenue based on stand-alone selling prices.

Purchases and sales of inventory with the same counterparty that are entered into in contemplation of one another to facilitate sales to customers are combined and recorded on a net basis when the items exchanged are similar in nature.

Revenue from arrangements that are not considered contracts with customers, mainly pertaining to rate regulated activities, franchise rentals, use of fuel tanks and fuel storage, is presented as revenue from other contracts. Where the Group is subject to rate regulation, it includes in revenue any over or under recoveries relating to goods supplied in the period.

The period between the transfer of the goods and services to the customer and the payment by the customer does not exceed 12 months and the Group does not adjust for time value of money.